Leases - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012 sqft	Mar. 31, 2012	Jun. 30, 2011	Dec. 31, 2011 acre	Dec. 31, 2010
Short-term Debt [Line Items]
Lease and rental expense	$ 19,791	$ 19,791	$ 43,882		$ 39,582	$ 91,670	$ 67,038
Office and production facility lease area			9,957			9,957
Lease obligation per month			6,597			6,597
Lease expiration date			Mar. 31, 2016			Mar. 31, 2016
Receivable from leasehold improvements			4,135			4,135	4,135
Amortization period of lease payments			7 months
Increase in rent expense				4,300
Leasehold improvements
Short-term Debt [Line Items]
Leasehold improvements obligation							37,287
Leasehold improvements | 4257 Kellway Circle General Partnership
Short-term Debt [Line Items]
Receivable from leasehold improvements							40,000
Series C-3 convertible notes payable
Short-term Debt [Line Items]
Issuance of additional convertible notes			$ 30,000			$ 30,000